Income Taxes Components (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of Income From Continuing Operations Before Income Taxes [Abstract]
U.S.	$ 812.1	$ 710.3	$ 505.2
Non-U.S.	320.7	377.4	348.6
Income from Continuing Operations Before Provision for Income Taxes	1,132.8	1,087.7	853.8
Current Income Tax Provision [Abstract]
Federal	149.7	226.0	162.0
Non-U.S.	68.5	104.5	104.4
State	14.6	32.5	19.5
Total Current Income Tax Provision	232.8	363.0	285.9
Deferred Income Tax Provision (Benefit) [Abstract]
Federal	(11.4)	(169.1)	(142.2)
Non-U.S.	(107.0)	(68.3)	(83.3)
State	(5.0)	(24.0)	(13.7)
Total Deferred Income Tax Provision (Benefit)	(123.4)	(261.4)	(239.2)
Provision for Income Taxes	109.4	101.6	46.7
Discontinued Operation, Tax Effect of Discontinued Operation	191.5	31.4	28.5
Total Tax Provision in the Statement of Income	300.9	133.0	75.2
Excess income tax benefits from stock-based compensation plans recognized in equity	$ 14.6	$ 10.9	$ (1.6)